DECONSOLIDATION OF GOLAR PARTNERS - Accounting for Basis Difference (Details) (USD $) In Thousands, unless otherwise specified	Dec. 13, 2012
Golar LNG Partners
Basis Difference:
Vessels and Equipment	$ 181,326	[1],[2]
Charter agreements	64,268	[2],[3]
Goodwill	113,492	[2],[4]
Assets	359,086	[2]
Percentage of total fair value adjustment	29.90%
Golar LNG Partners
Book value:
Vessels and equipment	1,192,779	[1]
Charter agreements	0	[3]
Goodwill	0	[4]
Assets	1,192,779
Fair Value:
Vessels and equipment	1,924,027	[1]
Charter agreements	259,178	[3]
Goodwill	457,688	[4]
Assets	2,640,893
Basis Difference:
Vessels and Equipment	731,248	[1]
Charter agreements	259,178	[3]
Goodwill	457,688	[4]
Assets	$ 1,448,114

[1]	The basis difference assigned to vessels and equipment is being depreciated over the remaining estimated useful lives of the vessels and is recorded as a component of "Equity in net earnings(losses) of affiliates".
[2]	The Company's share of the basis difference is with reference to its holding in the subordinated units only.
[3]	The basis difference relating to the charter agreements is being amortized over the remaining term of the charters and is recorded as a component of "Equity in net earnings (losses) of affiliates".
[4]	For the assigned goodwill, the Company will recognize its share of any impairment charge recorded by Golar Partners and consider the effect, if any, of the impairment on the assigned goodwill.